TAXES ON INCOME - Disclosure of taxes on income included in the statements of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current taxes	$ 716	$ 552	$ 749
Deferred taxes	253	409	341
Taxes in respect of prior years	(30)	(70)	7
Total	$ 939	$ 891	$ 1,097